TEMPLETON INSTITUTIONAL FUNDS, INC.


TIFI                         Foreign Equity Series

                                ANNUAL REPORT



                                   [GRAPHIC]






[Templeton Logo]                DECEMBER 31, 1999

     MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

     - ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

     -    ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY
          BANK;

     -    ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
          PRINCIPAL.

                               December 31, 1999

                                 [MOTYL PHOTO]

GARY MOTYL IS PRESIDENT OF TEMPLETON INVESTMENT COUNSEL, INC. HE IS A PORTFOLIO MANAGER AND RESEARCH ANALYST AND CURRENTLY MANAGES SEVERAL INSTITUTIONAL MUTUAL FUNDS, IN ADDITION TO MANAGING MANY OF TEMPLETON'S SEPARATE ACCOUNT PORTFOLIOS. MR. MOTYL'S RESEARCH RESPONSIBILITIES INCLUDE THE GLOBAL AUTOMOBILE INDUSTRY AND COUNTRY COVERAGE OF GERMANY. PRIOR TO JOINING TEMPLETON IN 1981, MR. MOTYL WORKED FROM 1974 TO 1979 AS A SECURITY ANALYST WITH STANDARD & POOR'S CORPORATION. HE THEN WORKED AS A RESEARCH ANALYST AND PORTFOLIO MANAGER FROM 1979 TO 1981 WITH LANDMARK FIRST NATIONAL BANK. IN THIS CAPACITY, HE HAD RESPONSIBILITY FOR EQUITY RESEARCH AND MANAGED SEVERAL PENSION AND PROFIT SHARING PLANS. MR. MOTYL HOLDS A BACHELOR OF SCIENCE IN FINANCE DEGREE FROM LEHIGH UNIVERSITY IN PENNSYLVANIA, AND A MASTER OF BUSINESS ADMINISTRATION DEGREE FROM PACE UNIVERSITY IN NEW YORK. HE IS ALSO A CHARTERED FINANCIAL ANALYST (CFA).




                 Dear Shareholder:

                 With the passing of 1999, we look back on a year that provided a great deal of both anxiety and excitement for investors. For Templeton, the year brought some interesting changes. We continued our focus on research by relocating two senior portfolio manager/analysts to




                          TOTAL RETURNS AS OF 12/31/99
                                                                                 CUMULATIVE
                           ONE-YEAR          THREE-YEAR      FIVE-YEAR             SINCE
                           AVERAGE             AVERAGE        AVERAGE           INCEPTION(1),(3)
                           ANNUAL(1),(2)    ANNUAL(1),(2)    ANNUAL(1),(2)        (10/18/90)

   TIFI Foreign
   Equity Series -
   Primary Shares           27.34%              16.07%          16.51%            235.78%
   MSCI AC World
   ex U.S. Free Index(4)    30.91%              15.21%          12.39%            165.65%
   MSCI EAFE Index(4)       27.30%              16.07%          13.15%            149.57%

(1) The Fund's manager and administrator have agreed in advance to waive their respective fees in order to limit the total expenses of the Fund to an annual rate of 1.00% of average net assets. If these fee waivers are insufficient to so limit the Fund's expenses, the administrator has agreed to assume as its own expense certain expenses otherwise payable by the Fund. These voluntary agreements did not result in any fee waivers for the fiscal year ended December 31, 1999. After April 30, 2000, the manager and administrator may end this arrangement at any time. Past fee waivers by the Fund's manager and administrator increased the Fund's total returns. Without these waivers, the Fund's total returns would have been lower.

(2) Average annual total return represents the average annual change in value of an investment over the indicated periods.

(3) Cumulative total return represents the change in value of an investment over the indicated periods.

(4) Source: Morgan Stanley Capital International. The MSCI AC World ex U.S. Free Index measures the performance of securities located in 46 countries, including emerging markets in Latin America, Asia, and Eastern Europe. It includes reinvested dividends. The MSCI EAFE tracks the performance of approximately 1,000 securities in 20 countries. It includes reinvested dividends.

   Indices are unmanaged, do not contain cash, and do not include management or other operating expenses. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

   All calculations assume reinvestment of distributions at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social, and political climates of the countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares. Past performance is not predictive of future results.


You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 8 of this report.

                                                                    continued...

TEMPLETON INSTITUTIONAL FUNDS, INC. FOREIGN EQUITY SERIES

 letter continued.......................................................


                       GEOGRAPHIC DISTRIBUTION ON 12/31/99
               (Equity Assets as a Percentage of Total Net Assets)

Europe     Asia      Latin America/Caribbean       Australia/New       North
                                                   Zealand             America
53.8%      19.4%     11.1%                         5.1%                2.8%


                        FUND ASSET ALLOCATION ON 12/31/99

Short-Term Investments
 & Other Net Assets              Equity*      Fixed Income
         5.0%                      92.2%          2.8%





*Equity includes convertible and preferred securities


         Singapore. We believe the location of our analysts in Asia may provide us with a useful perspective of events unfolding in the region and around the world.

         For the quarter and one-year periods ending December 31, 1999, the Templeton Institutional Funds, Inc. Foreign Equity Series - Primary Shares (the "Fund") reported 16.81% and 27.34% cumulative total returns compared to the unmanaged Morgan Stanley Capital International (MSCI) All Country World ex U.S. Free Index returns of 18.16% and 30.91% respectively. The MSCI Europe, Australasia, Far East (EAFE) Index reported cumulative total returns of 17.05% and 27.30% for these periods.

         Last year may be remembered for the wide variety of "issues" investors pondered in making their investment decisions. We entered the year with the Asian crisis still weighing heavily on growth expectations around the world. Asia, Latin America, and Japan were all "hot spots," carefully watched for signs of further deterioration. The euro was introduced on January 1, 1999, with the expectation that it would provide the world with another strong currency, a potential "safe haven" alternative to the dollar. Y2K concerns created a year of anxiety as investors worried over the potential chaos that the year 2000 might bring to world economies in general, and specifically to the financial markets.

         For each of these three issues, the early opinion was far from the outcome at year end, providing trepidation as events unfolded, but positive news for the markets overall. Worries about Asia and Latin America were dealt with early in the year, as the Brazilian currency devalued and the stock market rallied. GDP figures for Asian economies quickly gave some signs that the worst was over. Throughout the year, GDP forecasts were upgraded for the region's major problem areas, and even Japan, the economic laggard of the 1990s, began to report positive news. The euro, rather than perform like a new anchor currency, weakened against the yen and the U.S. dollar. Perhaps supported by a feeling that
2
action was necessary in the face of a weak currency, merger and acquisition activity picked up in Europe, providing investors with strong price movements. While the outcome of Y2K could not be known until the year was over, the injection of liquidity into the financial system provided support for a strong year-end rally.

         The Fund's performance was influenced by a number of factors. In general, value stocks continued to underperform growth stocks in 1999, though that theme was not consistent across all markets. From an industry perspective, telecommunications and technology sectors led the way, driven by a belief that the internet is ushering in a new era of prosperity and that these companies would be the greatest beneficiaries. Through the year, as economic growth generally gained momentum, the more cyclical sectors began to perform well.

         We remained underweight in the Japanese market, though we were net buyers throughout the year. While we found bargains in Japan, we believe that prices remained high relative to our projections of earnings growth rates, and that restructuring will be a long, drawn-out process. In Europe, investors have seen a dramatic change in management attitudes, with "shareholder value" seeming to become the new mantra. We maintained a strong weighting in Europe, with emphasis on economically sensitive and financial-related companies. In our opinion, these groups could continue to benefit from global economic growth, restructuring measures and merger and acquisition activity. Emerging market investments generally performed well late in the year. The Fund's significant exposure to these markets and Hong Kong generally boosted its return.

         We took advantage of stock price strength to sell some of our holdings over the past few months, including SKF in Sweden and Electrobras in Brazil. We also reduced our position in a number of stocks, including Nokia, the Finnish telecommunications equipment company. We added to several existing holdings over the quarter, such as ING Groep NV in the Netherlands and AXA SA, the French financial services firm.


                      INDUSTRY DIVERSIFICATION ON 12/31/99
               (Equity Assets as a Percentage of Total Net Assets)

   Finance                                                             24.9%
   Services                                                            22.3%
   Energy                                                              11.7%
   Materials                                                           10.7%
   Capital Equipment                                                    9.7%
   Consumer Goods                                                       9.6%
   Multi-Industry                                                       3.3%





                        10 LARGEST POSITIONS ON 12/31/99
                          (Percent of Total Net Assets)

   Sony Corp.                                                           2.9%
   Development Bank of
   Singapore Ltd.                                                       2.6%
   Koninklijke Philips
   Electronics NV                                                       1.8%
   Total Fina SA                                                        1.7%
   Aventis SA                                                           1.7%
   Telefonos de Mexico SA (Telmex)                                      1.7%
   Telefonica SA                                                        1.7%
   Hutchison Whampoa Ltd.                                               1.5%
   Nokia Corp.                                                          1.5%
   Banque Nationale de Paris                                            1.5%

TEMPLETON INSTITUTIONAL FUNDS, INC. FOREIGN EQUITY SERIES

 [letter continued]



         The nineties was a tremendous decade for many equity investors, providing spectacular returns driven by, among other things, the confluence of falling interest rates, technological advancement, and business restructuring. As we enter the year 2000, economic growth continues to surge, with a large portion of the world participating. To some extent, we believe that 1999's market performance may have anticipated this growth. We remain comfortable with our portfolio composition; we believe the value orientation is well suited to the environment in which we currently find ourselves. We continue to remain vigilant, taking profits where we consider a stock's price to have run ahead of its underlying fundamentals.

         This discussion reflects our views, opinions, and portfolio holdings as of December 31, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the Fund's portfolio composition. Although past performance is not predictive of future results, these insights may help you better understand our investment and management philosophy.

         Of course, it should be remembered that investing in foreign securities involves special risks related to market and currency volatility, and economic, social, political, and other factors in the countries where the Fund invests. Emerging market securities involve heightened risks related to the same factors, in addition to those associated with these markets' relatively small size and lesser liquidity. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, the consequences of severe market corrections. The Fund's definition of "emerging markets" as used by the Fund's manager may differ from the definition of the same terms as used in managing other Franklin Templeton funds. While short-term volatility can be disconcerting, declines in excess of 50% are not unusual in emerging markets.



Templeton Foreign Equity Series - Primary Shares
Total Return Index Comparison
$5,000,000 Investment: 10/18/90 - 12/31/99

                                  TIFI Foreign Equity Series-      MSCI EAFE                                  MSCI AC World ex U.S.
                                       Primary Shares(1)            Index(4)               CPI Index(5)             Free Index(4)
10/18/90                                $ 5,000,000.00           $ 5,000,000.00           $ 5,000,000.00           $ 5,000,000.00
10/31/90                                $ 4,970,000.00           $ 5,327,390.18           $ 5,012,580.65           $ 5,301,096.77
11/30/90                                $ 4,875,000.00           $ 5,014,654.90           $ 5,023,844.97           $ 5,006,355.79
12/31/90                                $ 4,860,000.00           $ 5,097,844.71           $ 5,023,845.87           $ 5,097,972.10
1/31/91                                 $ 5,005,000.00           $ 5,264,165.01           $ 5,053,883.95           $ 5,257,538.63
2/28/91                                 $ 5,614,715.00           $ 5,830,025.21           $ 5,061,393.41           $ 5,822,198.28
3/31/91                                 $ 5,452,703.00           $ 5,481,442.58           $ 5,068,902.85           $ 5,501,977.38
4/30/91                                 $ 5,503,332.00           $ 5,536,863.42           $ 5,076,412.33           $ 5,561,948.93
5/31/91                                 $ 5,579,275.00           $ 5,596,270.70           $ 5,091,431.25           $ 5,640,928.60
6/30/91                                 $ 5,295,754.00           $ 5,186,515.67           $ 5,106,450.21           $ 5,248,319.97
7/31/91                                 $ 5,604,589.00           $ 5,442,746.82           $ 5,113,959.70           $ 5,500,764.16
8/31/91                                 $ 5,614,715.00           $ 5,333,546.81           $ 5,128,978.69           $ 5,406,151.02
9/30/91                                 $ 5,756,475.00           $ 5,635,740.03           $ 5,151,507.16           $ 5,681,324.11
10/31/91                                $ 5,736,223.00           $ 5,717,043.98           $ 5,159,016.67           $ 5,780,747.28
11/30/91                                $ 5,685,595.00           $ 5,451,663.94           $ 5,174,035.60           $ 5,523,504.02
12/31/91                                $ 5,899,356.00           $ 5,734,913.70           $ 5,177,790.29           $ 5,810,173.88
1/31/92                                 $ 6,060,450.00           $ 5,614,098.62           $ 5,185,299.80           $ 5,729,412.47
2/29/92                                 $ 6,154,884.00           $ 5,414,697.07           $ 5,204,073.48           $ 5,553,519.50
3/31/92                                 $ 6,108,304.00           $ 5,058,741.06           $ 5,230,356.71           $ 5,217,531.57
4/30/92                                 $ 6,304,442.00           $ 5,084,069.36           $ 5,237,866.19           $ 5,234,749.43
5/31/92                                 $ 6,657,491.00           $ 5,425,937.34           $ 5,245,375.20           $ 5,552,498.72
6/30/92                                 $ 6,584,639.00           $ 5,170,374.93           $ 5,264,148.87           $ 5,284,313.03
7/31/92                                 $ 6,360,482.00           $ 5,039,702.80           $ 5,275,413.10           $ 5,171,757.16
8/31/92                                 $ 6,181,155.00           $ 5,357,514.58           $ 5,290,432.09           $ 5,447,411.82
9/30/92                                 $ 6,024,245.00           $ 5,253,420.96           $ 5,305,451.05           $ 5,335,739.88
10/31/92                                $ 5,811,295.00           $ 4,979,450.38           $ 5,324,224.76           $ 5,101,500.90
11/30/92                                $ 5,822,502.00           $ 5,027,836.40           $ 5,331,734.26           $ 5,129,559.15
12/31/92                                $ 5,820,811.00           $ 5,055,364.00           $ 5,327,980.71           $ 5,172,647.45
1/31/93                                 $ 5,843,979.00           $ 5,056,254.56           $ 5,354,263.64           $ 5,172,130.18
2/28/93                                 $ 5,971,400.00           $ 5,210,483.42           $ 5,373,037.35           $ 5,330,397.37
3/31/93                                 $ 6,119,128.00           $ 5,666,177.81           $ 5,391,811.07           $ 5,769,089.07
4/30/93                                 $ 6,316,145.00           $ 6,205,469.88           $ 5,406,830.06           $ 6,278,499.64
5/31/93                                 $ 6,484,189.00           $ 6,338,043.79           $ 5,414,339.56           $ 6,418,510.18
6/30/93                                 $ 6,362,502.00           $ 6,240,618.99           $ 5,421,849.03           $ 6,341,488.05
7/31/93                                 $ 6,466,806.00           $ 6,460,506.95           $ 5,421,850.00           $ 6,552,025.46
8/31/93                                 $ 6,924,581.00           $ 6,810,730.45           $ 5,436,868.96           $ 6,903,869.23
9/30/93                                 $ 6,872,430.00           $ 6,658,919.54           $ 5,448,133.18           $ 6,761,649.52
10/31/93                                $ 7,278,054.00           $ 6,865,592.90           $ 5,470,661.64           $ 7,006,421.23
11/30/93                                $ 7,110,009.00           $ 6,266,909.90           $ 5,474,416.38           $ 6,472,531.93
12/31/93                                $ 7,801,439.00           $ 6,720,849.45           $ 5,474,417.36           $ 6,977,389.42
1/31/94                                 $ 8,357,848.00           $ 7,290,513.62           $ 5,489,436.32           $ 7,550,930.84
2/28/94                                 $ 8,129,428.00           $ 7,271,818.26           $ 5,508,210.02           $ 7,493,543.76
3/31/94                                 $ 7,768,919.00           $ 6,960,159.91           $ 5,526,983.77           $ 7,150,339.46
4/30/94                                 $ 7,881,598.00           $ 7,257,022.08           $ 5,534,493.28           $ 7,392,735.96
5/31/94                                 $ 7,911,250.00           $ 7,216,906.35           $ 5,538,248.05           $ 7,394,953.79
6/30/94                                 $ 7,656,240.00           $ 7,320,511.25           $ 5,557,021.77           $ 7,447,457.96
7/31/94                                 $ 7,988,347.00           $ 7,392,525.31           $ 5,572,040.73           $ 7,568,851.52
8/31/94                                 $ 8,261,148.00           $ 7,569,172.66           $ 5,594,569.21           $ 7,823,921.82
9/30/94                                 $ 8,065,443.00           $ 7,332,435.81           $ 5,609,588.17           $ 7,629,888.56
10/31/94                                $ 8,237,426.00           $ 7,578,317.97           $ 5,613,342.89           $ 7,835,132.56
11/30/94                                $ 7,881,598.00           $ 7,215,768.06           $ 5,620,852.37           $ 7,457,479.17
12/31/94                                $ 7,819,892.00           $ 7,262,640.17           $ 5,620,853.38           $ 7,440,326.97
1/31/95                                 $ 7,594,903.00           $ 6,985,367.82           $ 5,643,381.87           $ 7,102,536.12
2/28/95                                 $ 7,713,478.00           $ 6,967,108.98           $ 5,665,910.36           $ 7,063,472.17
3/31/95                                 $ 7,749,977.00           $ 7,403,609.36           $ 5,684,684.07           $ 7,462,558.35
4/30/95                                 $ 8,090,635.00           $ 7,684,023.29           $ 5,703,457.80           $ 7,753,598.13
5/31/95                                 $ 8,297,464.00           $ 7,594,405.99           $ 5,714,722.01           $ 7,719,482.30
6/30/95                                 $ 8,346,129.00           $ 7,463,241.56           $ 5,725,986.25           $ 7,612,953.44
7/31/95                                 $ 8,759,786.00           $ 7,929,905.44           $ 5,725,987.28           $ 8,045,369.20
8/31/95                                 $ 8,534,708.00           $ 7,629,333.63           $ 5,741,006.26           $ 7,766,194.89
9/30/95                                 $ 8,692,871.00           $ 7,780,319.67           $ 5,752,270.51           $ 7,898,996.82
10/31/95                                $ 8,504,292.00           $ 7,573,179.09           $ 5,771,044.25           $ 7,688,093.60
11/30/95                                $ 8,638,122.00           $ 7,785,872.50           $ 5,767,289.61           $ 7,868,763.80
12/31/95                                $ 8,834,439.00           $ 8,101,557.48           $ 5,763,535.11           $ 8,179,579.97
1/31/96                                 $ 9,117,594.00           $ 8,136,742.46           $ 5,797,327.81           $ 8,291,640.22
2/29/96                                 $ 9,262,241.00           $ 8,166,279.81           $ 5,816,101.53           $ 8,291,640.22
3/31/96                                 $ 9,331,739.00           $ 8,341,768.18           $ 5,846,139.60           $ 8,445,864.73
4/30/96                                 $ 9,672,913.00           $ 8,586,345.57           $ 5,868,668.05           $ 8,701,774.43
5/31/96                                 $ 9,786,638.00           $ 8,430,390.58           $ 5,879,932.31           $ 8,571,247.81
6/30/96                                 $ 9,755,048.00           $ 8,479,902.51           $ 5,883,687.06           $ 8,614,961.18
7/31/96                                 $ 9,502,326.00           $ 8,234,177.24           $ 5,894,951.32           $ 8,328,944.46
8/31/96                                 $ 9,780,320.00           $ 8,254,343.81           $ 5,906,215.57           $ 8,454,711.53
9/30/96                                 $ 9,862,544.00           $ 8,475,712.60           $ 5,924,989.30           $ 8,586,605.03
10/31/96                                $ 9,957,437.00           $ 8,391,084.22           $ 5,943,763.04           $ 8,500,738.98
11/30/96                                $10,469,859.00           $ 8,727,046.45           $ 5,955,027.31           $ 8,828,867.50
12/31/96                                $10,741,158.00           $ 8,616,881.02           $ 5,955,028.38           $ 8,726,452.64
1/31/97                                 $10,938,364.00           $ 8,317,304.98           $ 5,973,802.08           $ 8,565,885.91
2/28/97                                 $11,089,455.00           $ 8,455,350.12           $ 5,992,575.83           $ 8,722,641.62
3/31/97                                 $11,201,336.00           $ 8,488,052.20           $ 6,007,594.60           $ 8,704,324.07
4/30/97                                 $11,148,686.00           $ 8,535,143.40           $ 6,015,103.98           $ 8,777,440.39
5/31/97                                 $11,609,376.00           $ 9,092,673.57           $ 6,011,349.59           $ 9,319,886.21
6/30/97                                 $12,122,715.00           $ 9,596,180.00           $ 6,018,858.97           $ 9,834,343.93
7/31/97                                 $12,563,661.00           $ 9,753,397.58           $ 6,026,368.34           $10,033,981.11
8/31/97                                 $11,852,883.00           $ 9,026,975.45           $ 6,037,632.22           $ 9,244,306.80
9/30/97                                 $12,807,168.00           $ 9,534,694.16           $ 6,052,650.95           $ 9,744,423.80
10/31/97                                $11,859,464.00           $ 8,803,900.47           $ 6,067,669.40           $ 8,915,173.33
11/30/97                                $11,780,489.00           $ 8,716,182.19           $ 6,063,914.12           $ 8,803,733.66
12/31/97                                $11,968,833.00           $ 8,794,213.47           $ 6,056,404.56           $ 8,904,976.60
1/31/98                                 $12,113,617.00           $ 9,198,448.28           $ 6,067,668.93           $ 9,171,235.40
2/28/98                                 $12,885,800.00           $ 9,790,811.34           $ 6,078,932.71           $ 9,782,956.80
3/31/98                                 $13,833,182.00           $10,094,498.51           $ 6,090,197.03           $10,121,447.11
4/30/98                                 $14,013,103.00           $10,176,696.60           $ 6,101,461.28           $10,194,321.53
5/31/98                                 $13,860,862.00           $10,129,612.59           $ 6,112,725.49           $10,009,804.31
6/30/98                                 $13,729,381.00           $10,208,550.33           $ 6,120,234.97           $ 9,971,767.05
7/31/98                                 $13,971,583.00           $10,314,314.79           $ 6,127,744.44           $10,066,498.84
8/31/98                                 $11,722,566.00           $ 9,038,757.51           $ 6,135,253.38           $ 8,647,122.50
9/30/98                                 $11,549,565.00           $ 8,764,007.12           $ 6,142,762.32           $ 8,464,668.22
10/31/98                                $12,442,252.00           $ 9,680,039.02           $ 6,157,780.76           $ 9,351,765.45
11/30/98                                $13,113,497.00           $10,178,360.65           $ 6,157,780.76           $ 9,856,760.78
12/31/98                                $13,184,950.00           $10,582,357.29           $ 6,154,025.74           $10,201,747.41
1/31/99                                 $13,043,894.00           $10,553,501.85           $ 6,169,044.64           $10,200,727.23
2/28/99                                 $12,746,936.00           $10,304,425.49           $ 6,176,553.60           $ 9,976,311.23
3/31/99                                 $13,435,674.00           $10,737,049.06           $ 6,195,327.30           $10,455,174.17
4/30/99                                 $14,537,325.00           $11,174,570.71           $ 6,240,384.24           $10,977,932.88
5/31/99                                 $14,001,386.00           $10,601,541.86           $ 6,240,384.24           $10,461,970.04
6/30/99                                 $14,663,866.00           $11,017,310.90           $ 6,240,384.24           $10,943,220.66
7/31/99                                 $14,745,745.00           $11,347,318.91           $ 6,259,157.94           $11,205,857.95
8/31/99                                 $14,671,309.00           $11,391,293.18           $ 6,274,176.91           $11,250,681.39
9/30/99                                 $14,373,566.00           $11,508,493.86           $ 6,304,214.85           $11,329,436.16
10/31/99                                $14,604,317.00           $11,942,070.15           $ 6,315,479.16           $11,748,625.29
11/30/99                                $15,333,788.00           $12,359,453.87           $ 6,319,236.87           $12,218,570.31
12/31/99                                $16,789,276.00           $13,471,157.45           $ 6,319,236.87           $13,379,334.48

Periods ended December 31, 1999

                                                   SINCE
                                                 INCEPTION
                         ONE-YEAR   FIVE-YEAR    (10/18/90)
 Average Annual
  Total Return(1),(2)      27.34%    16.51%       14.07%
 Cumulative Total
  Return(1),(3)            27.34%   114.70%      235.78%

(1) The Fund's manager and administrator have agreed in advance to waive their respective fees in order to limit the total expenses of the Primary Shares to an annual rate of 1.00% of average net assets. If these fee waivers are insufficient to so limit the Primary Shares expenses, the manager and administrator have agreed to assume as their own expenses certain expenses otherwise payable by the Fund. These voluntary agreements did not result in any fee waivers for the fiscal year ended December 31, 1999. After April 30, 2000, the manager and administrator may end this arrangement at any time. Past fee waivers by the Fund's manager and administrator increased the Fund's total returns. Without these waivers, the Primary Shares total returns would have been lower.

(2) Average annual total return represents the average annual change in value of an investment over the indicated periods.

(3) Cumulative total return represents the change in value of an investment over the indicated periods.

(4) Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.

(5)  Source: U.S. Bureau of Labor Statistics (January 2000).

     All calculations assume reinvestment of distributions at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social, and political climates of the countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares. Past performance is not predictive of future results.

In fact, the Mexican Bolsa Index has increased 4,121.31% in the last 15 years, but has suffered 8 declines of more than 15% during that time. (1) While short-term volatility can be disconcerting, declines in excess of 50% are not unusual in emerging markets. These special risks and other considerations are discussed in the Fund's prospectus.

         From everyone at the Templeton organization, we would like to thank you for your support over the past year.

Best regards,


/s/Donald F. Reed

Donald F. Reed, CFA, CIC
President
Templeton Institutional Funds, Inc.



/s/Gary P. Motyl
Gary P. Motyl, CFA
President
Templeton Investment Counsel, Inc.


Templeton Foreign Equity Series - Service Shares*
Total Return Index Comparison
$5,000,000 Investment: 10/18/90 - 12/31/99

                                  TIFI Foreign Equity Series-      MSCI EAFE                                  MSCI AC World ex U.S.
                                       Service Shares(1)            Index(4)               CPI Index(5)           Free Index(4)
10/18/90                                 $ 5,000,000             $ 5,000,000.00           $ 5,000,000.00         $ 5,000,000.00
10/31/90                                 $ 4,970,000             $ 5,327,390.18           $ 5,012,580.65         $ 5,301,096.77
11/30/90                                 $ 4,875,000             $ 5,014,654.90           $ 5,023,844.97         $ 5,006,355.79
12/31/90                                 $ 4,860,000             $ 5,097,844.71           $ 5,023,845.87         $ 5,097,972.10
1/31/91                                  $ 5,005,000             $ 5,264,165.01           $ 5,053,883.95         $ 5,257,538.63
2/28/91                                  $ 5,614,715             $ 5,830,025.21           $ 5,061,393.41         $ 5,822,198.28
3/31/91                                  $ 5,452,705             $ 5,481,442.58           $ 5,068,902.85         $ 5,501,977.38
4/30/91                                  $ 5,503,335             $ 5,536,863.42           $ 5,076,412.33         $ 5,561,948.93
5/31/91                                  $ 5,579,275             $ 5,596,270.70           $ 5,091,431.25         $ 5,640,928.60
6/30/91                                  $ 5,295,755             $ 5,186,515.67           $ 5,106,450.21         $ 5,248,319.97
7/31/91                                  $ 5,604,590             $ 5,442,746.82           $ 5,113,959.70         $ 5,500,764.16
8/31/91                                  $ 5,614,715             $ 5,333,546.81           $ 5,128,978.69         $ 5,406,151.02
9/30/91                                  $ 5,756,480             $ 5,635,740.03           $ 5,151,507.16         $ 5,681,324.11
10/31/91                                 $ 5,736,225             $ 5,717,043.98           $ 5,159,016.67         $ 5,780,747.28
11/30/91                                 $ 5,685,595             $ 5,451,663.94           $ 5,174,035.60         $ 5,523,504.02
12/31/91                                 $ 5,899,360             $ 5,734,913.70           $ 5,177,790.29         $ 5,810,173.88
1/31/92                                  $ 6,060,455             $ 5,614,098.62           $ 5,185,299.80         $ 5,729,412.47
2/29/92                                  $ 6,154,890             $ 5,414,697.07           $ 5,204,073.48         $ 5,553,519.50
3/31/92                                  $ 6,108,305             $ 5,058,741.06           $ 5,230,356.71         $ 5,217,531.57
4/30/92                                  $ 6,304,445             $ 5,084,069.36           $ 5,237,866.19         $ 5,234,749.43
5/31/92                                  $ 6,657,495             $ 5,425,937.34           $ 5,245,375.20         $ 5,552,498.72
6/30/92                                  $ 6,584,640             $ 5,170,374.93           $ 5,264,148.87         $ 5,284,313.03
7/31/92                                  $ 6,360,485             $ 5,039,702.80           $ 5,275,413.10         $ 5,171,757.16
8/31/92                                  $ 6,181,155             $ 5,357,514.58           $ 5,290,432.09         $ 5,447,411.82
9/30/92                                  $ 6,024,245             $ 5,253,420.96           $ 5,305,451.05         $ 5,335,739.88
10/31/92                                 $ 5,811,295             $ 4,979,450.38           $ 5,324,224.76         $ 5,101,500.90
11/30/92                                 $ 5,822,505             $ 5,027,836.40           $ 5,331,734.26         $ 5,129,559.15
12/31/92                                 $ 5,820,815             $ 5,055,364.00           $ 5,327,980.71         $ 5,172,647.45
1/31/93                                  $ 5,843,980             $ 5,056,254.56           $ 5,354,263.64         $ 5,172,130.18
2/28/93                                  $ 5,971,405             $ 5,210,483.42           $ 5,373,037.35         $ 5,330,397.37
3/31/93                                  $ 6,119,130             $ 5,666,177.81           $ 5,391,811.07         $ 5,769,089.07
4/30/93                                  $ 6,316,145             $ 6,205,469.88           $ 5,406,830.06         $ 6,278,499.64
5/31/93                                  $ 6,484,190             $ 6,338,043.79           $ 5,414,339.56         $ 6,418,510.18
6/30/93                                  $ 6,362,505             $ 6,240,618.99           $ 5,421,849.03         $ 6,341,488.05
7/31/93                                  $ 6,466,805             $ 6,460,506.95           $ 5,421,850.00         $ 6,552,025.46
8/31/93                                  $ 6,924,585             $ 6,810,730.45           $ 5,436,868.96         $ 6,903,869.23
9/30/93                                  $ 6,872,430             $ 6,658,919.54           $ 5,448,133.18         $ 6,761,649.52
10/31/93                                 $ 7,278,055             $ 6,865,592.90           $ 5,470,661.64         $ 7,006,421.23
11/30/93                                 $ 7,110,010             $ 6,266,909.90           $ 5,474,416.38         $ 6,472,531.93
12/31/93                                 $ 7,801,445             $ 6,720,849.45           $ 5,474,417.36         $ 6,977,389.42
1/31/94                                  $ 8,357,855             $ 7,290,513.62           $ 5,489,436.32         $ 7,550,930.84
2/28/94                                  $ 8,129,435             $ 7,271,818.26           $ 5,508,210.02         $ 7,493,543.76
3/31/94                                  $ 7,768,920             $ 6,960,159.91           $ 5,526,983.77         $ 7,150,339.46
4/30/94                                  $ 7,881,600             $ 7,257,022.08           $ 5,534,493.28         $ 7,392,735.96
5/31/94                                  $ 7,911,255             $ 7,216,906.35           $ 5,538,248.05         $ 7,394,953.79
6/30/94                                  $ 7,656,245             $ 7,320,511.25           $ 5,557,021.77         $ 7,447,457.96
7/31/94                                  $ 7,988,350             $ 7,392,525.31           $ 5,572,040.73         $ 7,568,851.52
8/31/94                                  $ 8,261,150             $ 7,569,172.66           $ 5,594,569.21         $ 7,823,921.82
9/30/94                                  $ 8,065,445             $ 7,332,435.81           $ 5,609,588.17         $ 7,629,888.56
10/31/94                                 $ 8,237,430             $ 7,578,317.97           $ 5,613,342.89         $ 7,835,132.56
11/30/94                                 $ 7,881,600             $ 7,215,768.06           $ 5,620,852.37         $ 7,457,479.17
12/31/94                                 $ 7,819,750             $ 7,262,640.17           $ 5,620,853.38         $ 7,440,326.97
1/31/95                                  $ 7,594,765             $ 6,985,367.82           $ 5,643,381.87         $ 7,102,536.12
2/28/95                                  $ 7,713,335             $ 6,967,108.98           $ 5,665,910.36         $ 7,063,472.17
3/31/95                                  $ 7,749,830             $ 7,403,609.36           $ 5,684,684.07         $ 7,462,558.35
4/30/95                                  $ 8,090,485             $ 7,684,023.29           $ 5,703,457.80         $ 7,753,598.13
5/31/95                                  $ 8,297,305             $ 7,594,405.99           $ 5,714,722.01         $ 7,719,482.30
6/30/95                                  $ 8,345,970             $ 7,463,241.56           $ 5,725,986.25         $ 7,612,953.44
7/31/95                                  $ 8,759,620             $ 7,929,905.44           $ 5,725,987.28         $ 8,045,369.20
8/31/95                                  $ 8,534,545             $ 7,629,333.63           $ 5,741,006.26         $ 7,766,194.89
9/30/95                                  $ 8,692,705             $ 7,780,319.67           $ 5,752,270.51         $ 7,898,996.82
10/31/95                                 $ 8,504,130             $ 7,573,179.09           $ 5,771,044.25         $ 7,688,093.60
11/30/95                                 $ 8,637,960             $ 7,785,872.50           $ 5,767,289.61         $ 7,868,763.80
12/31/95                                 $ 8,834,275             $ 8,101,557.48           $ 5,763,535.11         $ 8,179,579.97
1/31/96                                  $ 9,117,425             $ 8,136,742.46           $ 5,797,327.81         $ 8,291,640.22
2/29/96                                  $ 9,262,065             $ 8,166,279.81           $ 5,816,101.53         $ 8,291,640.22
3/31/96                                  $ 9,331,560             $ 8,341,768.18           $ 5,846,139.60         $ 8,445,864.73
4/30/96                                  $ 9,672,730             $ 8,586,345.57           $ 5,868,668.05         $ 8,701,774.43
5/31/96                                  $ 9,786,450             $ 8,430,390.58           $ 5,879,932.31         $ 8,571,247.81
6/30/96                                  $ 9,754,860             $ 8,479,902.51           $ 5,883,687.06         $ 8,614,961.18
7/31/96                                  $ 9,502,145             $ 8,234,177.24           $ 5,894,951.32         $ 8,328,944.46
8/31/96                                  $ 9,780,130             $ 8,254,343.81           $ 5,906,215.57         $ 8,454,711.53
9/30/96                                  $ 9,862,350             $ 8,475,712.60           $ 5,924,989.30         $ 8,586,605.03
10/31/96                                 $ 9,957,240             $ 8,391,084.22           $ 5,943,763.04         $ 8,500,738.98
11/30/96                                 $10,469,655             $ 8,727,046.45           $ 5,955,027.31         $ 8,828,867.50
12/31/96                                 $10,740,950             $ 8,616,881.02           $ 5,955,028.38         $ 8,726,452.64
1/31/97                                  $10,938,155             $ 8,317,304.98           $ 5,973,802.08         $ 8,565,885.91
2/28/97                                  $11,089,240             $ 8,455,350.12           $ 5,992,575.83         $ 8,722,641.62
3/31/97                                  $11,201,115             $ 8,488,052.20           $ 6,007,594.60         $ 8,704,324.07
4/30/97                                  $11,148,470             $ 8,535,143.40           $ 6,015,103.98         $ 8,777,440.39
5/31/97                                  $11,609,150             $ 9,092,673.57           $ 6,011,349.59         $ 9,319,886.21
6/30/97                                  $12,122,480             $ 9,596,180.00           $ 6,018,858.97         $ 9,834,343.93
7/31/97                                  $12,563,415             $ 9,753,397.58           $ 6,026,368.34         $10,033,981.11
8/31/97                                  $11,852,650             $ 9,026,975.45           $ 6,037,632.22         $ 9,244,306.80
9/30/97                                  $12,806,920             $ 9,534,694.16           $ 6,052,650.95         $ 9,744,423.80
10/31/97                                 $11,859,230             $ 8,803,900.47           $ 6,067,669.40         $ 8,915,173.33
11/30/97                                 $11,780,260             $ 8,716,182.19           $ 6,063,914.12         $ 8,803,733.66
12/31/97                                 $11,968,600             $ 8,794,213.47           $ 6,056,404.56         $ 8,904,976.60
1/31/98                                  $12,113,380             $ 9,198,448.28           $ 6,067,668.93         $ 9,171,235.40
2/28/98                                  $12,885,550             $ 9,790,811.34           $ 6,078,932.71         $ 9,782,956.80
3/31/98                                  $13,832,910             $10,094,498.51           $ 6,090,197.03         $10,121,447.11
4/30/98                                  $14,012,830             $10,176,696.60           $ 6,101,461.28         $10,194,321.53
5/31/98                                  $13,860,590             $10,129,612.59           $ 6,112,725.49         $10,009,804.31
6/30/98                                  $13,729,110             $10,208,550.33           $ 6,120,234.97         $ 9,971,767.05
7/31/98                                  $13,971,310             $10,314,314.79           $ 6,127,744.44         $10,066,498.84
8/31/98                                  $11,722,335             $ 9,038,757.51           $ 6,135,253.38         $ 8,647,122.50
9/30/98                                  $11,549,340             $ 8,764,007.12           $ 6,142,762.32         $ 8,464,668.22
10/31/98                                 $12,442,005             $ 9,680,039.02           $ 6,157,780.76         $ 9,351,765.45
11/30/98                                 $13,113,240             $10,178,360.65           $ 6,157,780.76         $ 9,856,760.78
12/31/98                                 $13,184,695             $10,582,357.29           $ 6,154,025.74         $10,201,747.41
1/31/99                                  $13,043,645             $10,553,501.85           $ 6,169,044.64         $10,200,727.23
2/28/99                                  $12,746,690             $10,304,425.49           $ 6,176,553.60         $ 9,976,311.23
3/31/99                                  $13,435,420             $10,737,049.06           $ 6,195,327.30         $10,455,174.17
4/30/99                                  $14,537,050             $11,174,570.71           $ 6,240,384.24         $10,977,932.88
5/31/99                                  $14,007,458             $10,601,541.86           $ 6,240,384.24         $10,461,970.04
6/30/99                                  $14,663,007             $11,017,310.90           $ 6,240,384.24         $10,943,220.66
7/31/99                                  $14,745,120             $11,347,318.91           $ 6,259,157.94         $11,205,857.95
8/31/99                                  $14,669,919             $11,391,293.18           $ 6,274,176.91         $11,250,681.39
9/30/99                                  $14,372,120             $11,508,493.86           $ 6,304,214.85         $11,329,436.16
10/31/99                                 $14,610,697             $11,942,070.15           $ 6,315,479.16         $11,748,625.29
11/30/99                                 $15,339,771             $12,359,453.87           $ 6,319,236.87         $12,218,570.31
12/31/99                                 $16,787,846             $13,471,157.45           $ 6,319,236.87         $13,379,334.48


Periods ended December 31, 1999

                                                   SINCE
                                                 INCEPTION
                         ONE-YEAR   FIVE-YEAR    (10/18/90)
 Average Annual
  Total Return(1),(2)      27.34%    16.51%       14.07%
 Cumulative Total
  Return(1),(3)            27.34%   114.70%      235.78%

     *On May 3, 1999, the Fund began selling Service Shares to certain eligible investors as described in the prospectus. This share class has a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to May 3, 1999, figures reflect Primary Shares performance including the effect of Primary Shares expenses, and does not take into account the Rule 12b-1 fee applicable to the Service Shares; and (b) for periods after May 3, 1999, figures reflect actual Service Shares performance, including the deduction of all fees and expenses applicable to Service Shares.

     (1) The Fund's manager and administrator have agreed in advance to waive their respective fees in order to limit the total expenses of the Service Shares to an annual rate of 1.00% of average net assets exclusive of the Rule 12b-1 fee. If these fee waivers are insufficient to so limit the Service Shares expenses, the manager and administrator have agreed to assume as their own expenses certain expenses otherwise payable by the Fund. These voluntary agreements did not result in any fee waivers for the fiscal year ended December 31, 1999. After April 30, 2000, the manager and administrator may end this arrangement at any time. Past fee waivers by the Fund's manager and administrator increased the Service Shares total returns. Without these waivers, the Fund's total returns would have been lower.

     (2) Average annual total return represents the average annual change in value of an investment over the indicated periods.

     (3) Cumulative total return represents the change in value of an investment over the indicated periods.

     (4) Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.

     (5)  Source: U.S. Bureau of Labor Statistics (January 2000).

     All calculations assume reinvestment of distributions at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social, and political climates of the countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares. Past performance is not predictive of future results.


1. Source: Mexico Bolsa Index. Based on quarterly percentage price change over 15 years ended December 31, 1999. Market return is measured in U.S. dollars and does not include reinvested dividends.

For the most current portfolio information, please call 1-800-362-6243.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Financial Highlights

                                                                                         PRIMARY SHARES
                                                               ------------------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------------------------
                                                                 1999+          1998          1997          1996          1995
                                                                 -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year.........................        $17.76        $17.36        $16.34        $14.04        $12.86
                                                               ------------------------------------------------------------------
Income from investment operations:
 Net investment income.....................................           .37           .42           .42           .45           .31
 Net realized and unrealized gains.........................          4.42          1.29          1.43          2.54          1.35
                                                               ------------------------------------------------------------------
Total from investment operations...........................          4.79          1.71          1.85          2.99          1.66
                                                               ------------------------------------------------------------------
Less distributions from:
 Net investment income.....................................          (.38)         (.40)         (.43)         (.45)         (.31)
 In excess of net investment income........................            --            --            --          (.02)           --
 Net realized gains........................................          (.64)         (.91)         (.40)         (.14)         (.17)
 In excess of net realized gains...........................            --            --            --          (.08)           --
                                                               ------------------------------------------------------------------
Total distributions........................................         (1.02)        (1.31)         (.83)         (.69)         (.48)
                                                               ------------------------------------------------------------------
Net asset value, end of year...............................        $21.53        $17.76        $17.36        $16.34        $14.04
                                                               ------------------------------------------------------------------
                                                               ------------------------------------------------------------------
Total Return...............................................        27.34%        10.16%        11.43%        21.58%        13.00%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)............................    $5,247,862    $4,551,663    $3,706,006    $2,857,591    $1,817,883
Ratios to average net assets:
 Expenses..................................................          .84%          .83%          .84%          .87%          .88%
 Net investment income.....................................         1.88%         2.33%         2.49%         3.20%         2.70%
Portfolio turnover rate....................................        10.56%        15.40%        15.25%         7.39%        20.87%

+Based on average weighted shares outstanding.
 6

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Financial Highlights (continued)

                                                                  SERVICE SHARES
                                                                -------------------
                                                                     YEAR ENDED
                                                                 DECEMBER 31, 1999+
                                                                -------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year..........................          $19.53
                                                                      ------
Income from investment operations:
 Net investment income......................................             .25
 Net realized and unrealized gains..........................            2.73
                                                                      ------
Total from investment operations............................            2.98
                                                                      ------
Less distributions from:
 Net investment income......................................            (.37)
 Net realized gains.........................................            (.61)
                                                                      ------
Total distributions.........................................            (.98)
                                                                      ------
Net asset value, end of year................................          $21.53
                                                                ------------------
                                                                ------------------
Total Return*...............................................          15.49%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................             $22
Ratios to average net assets:
 Expenses...................................................            .84%**
 Net investment income......................................           1.91%**
Portfolio turnover rate.....................................          10.56%

*Total return is not annualized.
**Annualized.
+For the period May 3, 1999 (effective date) to December 31, 1999. Based on average weighted shares outstanding.
                       See Notes to Financial Statements.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999

                                                                   COUNTRY           SHARES               VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS 86.7%
AEROSPACE & MILITARY TECHNOLOGY .2%
BAE Systems PLC.............................................    United Kingdom        1,554,373       $   10,286,791
Rolls-Royce PLC.............................................    United Kingdom           10,110               34,883
                                                                                                      --------------
                                                                                                          10,321,674
                                                                                                      --------------
APPLIANCES & HOUSEHOLD DURABLES 2.9%
Sony Corp. .................................................        Japan               507,400          150,454,763
                                                                                                      --------------
AUTOMOBILES 2.2%
Autoliv Inc. ...............................................        Sweden              750,000           21,937,500
Autoliv Inc., SDR...........................................        Sweden                9,100              266,420
Fiat SpA....................................................        Italy               926,412           26,440,934
Volkswagen AG...............................................       Germany              304,000           17,138,830
Volvo AB, B.................................................        Sweden            1,895,125           49,021,458
                                                                                                      --------------
                                                                                                         114,805,142
                                                                                                      --------------
BANKING 14.6%
Argentaria Caja Postal y Banco Hipotecaria SA, ADR..........        Spain               868,000           40,362,000
Australia & New Zealand Banking Group Ltd. .................      Australia           3,384,161           24,618,664
*Banca Nazionale del Lavoro SpA.............................        Italy            10,000,000           33,222,591
Banco Bradesco SA, ADR......................................        Brazil            2,128,100           16,692,597
Banco Pinto & Sotto Mayor SA................................       Portugal             356,800            7,643,918
Bank Austria AG.............................................       Austria                3,400              191,684
Bank Handlowy W Warszawie SA, GDR, 144A.....................        Poland            1,160,000           17,400,000
Banque Nationale de Paris, ADR, 144A........................        France              833,500           76,863,586
BPI Socieda de Gestora de Participacoes Socias SA...........       Portugal           3,407,040           14,508,989
Canadian Imperial Bank of Commerce..........................        Canada            1,555,200           37,107,960
Commercial International Bank Ltd., GDR, 144A...............        Egypt                21,190              303,547
Credit Suisse Group.........................................     Switzerland            297,400           59,106,499
Development Bank of Singapore Ltd., fgn. ...................      Singapore           8,256,485          135,335,959
Deutsche Bank AG, Br. ......................................       Germany              718,100           60,763,420
DNB Holding AS..............................................        Norway               43,000              176,584
Foreningssparbanken AB, A...................................        Sweden            1,569,680           23,069,959
HSBC Holdings PLC...........................................      Hong Kong           3,565,371           49,993,624
Kookmin Bank................................................     South Korea            202,968            3,181,709
Kookmin Bank, GDR, Reg S....................................     South Korea            339,683            4,908,419
*Merita AS..................................................       Finland            9,162,900           53,872,280
National Australia Bank Ltd. ...............................      Australia              20,300              310,518
National Bank of Canada.....................................        Canada            1,154,200           14,767,757
*Philippine National Bank...................................     Philippines          2,058,512            4,852,572
Svenska Handelsbanken, A....................................        Sweden            4,063,350           51,120,335
*Thai Farmers Bank Public Co. Ltd., fgn. ...................       Thailand          16,000,000           26,858,513
Unibanco Uniao de Bancos Brasileiros SA, GDR................        Brazil              275,000            8,284,375
Unidanmark AS, A............................................       Denmark                3,400              239,135
                                                                                                      --------------
                                                                                                         765,757,194
                                                                                                      --------------
BROADCASTING & PUBLISHING .6%
Television Broadcasts Ltd...................................      Hong Kong           4,579,000           31,219,785
                                                                                                      --------------
BUILDING MATERIALS & COMPONENTS 1.4%
Cie de Saint Gobain.........................................        France                2,200              413,511
Okumura Corp. ..............................................        Japan             1,865,000            6,296,668
Pioneer International Ltd. .................................      Australia          12,477,632           37,599,267
*Siam City Cement Public Co. Ltd., fgn. ....................       Thailand             815,746            4,390,639
Svedala Industri, A.........................................        Sweden            1,355,000           24,853,616
                                                                                                      --------------
                                                                                                          73,553,701
                                                                                                      --------------
BUSINESS & PUBLIC SERVICES .4%
Esselte AB, A...............................................        Sweden               63,000              474,074
Esselte AB, B...............................................        Sweden              929,400            7,048,360
Hyder PLC...................................................    United Kingdom        1,083,333            4,902,197
Laidlaw Inc. ...............................................        Canada               38,600              201,556

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999 (CONT.)

                                                                   COUNTRY           SHARES               VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
BUSINESS & PUBLIC SERVICES (CONT.)
Lex Service PLC.............................................    United Kingdom           11,400       $       69,457
TNT Post Group NV...........................................     Netherlands            200,000            5,728,380
                                                                                                      --------------
                                                                                                          18,424,024
                                                                                                      --------------
CHEMICALS 2.6%
Akzo Nobel NV...............................................     Netherlands            528,256           26,484,596
BASF AG.....................................................       Germany              660,000           34,485,050
Bayer AG, Br. ..............................................       Germany              899,230           42,729,947
DSM NV, Br. ................................................     Netherlands              8,100              324,555
Imperial Chemical Industries PLC............................    United Kingdom        2,887,000           30,607,043
Kemira OY...................................................       Finland               26,100              158,970
Yule Catto & Company PLC....................................    United Kingdom           42,500              168,277
                                                                                                      --------------
                                                                                                         134,958,438
                                                                                                      --------------
CONSTRUCTION & HOUSING .4%
Daito Trust Construction Co. Ltd. ..........................        Japan             1,151,300           12,844,175
Fairview Holdings PLC.......................................    United Kingdom        1,816,252            4,725,772
*Fletcher Challenge Building Ltd. ..........................     New Zealand          1,574,232            2,319,547
Kyudenko Corp. .............................................        Japan               909,000            3,202,427
                                                                                                      --------------
                                                                                                          23,091,921
                                                                                                      --------------
DATA PROCESSING & REPRODUCTION .2%
*Newbridge Networks Corp. ..................................        Canada              486,600           10,954,305
                                                                                                      --------------
ELECTRICAL & ELECTRONICS 6.5%
*ABB Ltd., A................................................        Sweden              419,499           51,301,319
*ABB Ltd., Br. .............................................     Switzerland             29,603            3,609,466
Alcatel SA..................................................        France              253,287           58,138,967
Fuji Photo Film Co. Ltd. ...................................        Japan                 6,000              219,015
Hitachi Ltd. ...............................................        Japan             4,242,000           68,081,225
Johnson Electric Holdings Ltd. .............................      Hong Kong              90,000              577,732
Koninklijke Philips Electronics NV..........................     Netherlands            706,284           95,991,483
Marconi PLC.................................................    United Kingdom        3,625,000           64,090,858
Varitronix International Ltd. ..............................      Hong Kong             137,000              315,469
                                                                                                      --------------
                                                                                                         342,325,534
                                                                                                      --------------
ELECTRONIC COMPONENTS & INSTRUMENTS .2%
BICC PLC....................................................    United Kingdom        6,281,099            9,186,603
                                                                                                      --------------
ENERGY EQUIPMENT & SERVICES .2%
TransCanada PipeLines Ltd. .................................        Canada            1,259,800           11,023,250
                                                                                                      --------------
ENERGY SOURCES 4.8%
Fletcher Challenge Energy Ltd. .............................     New Zealand          1,405,000            3,670,554
MOL Magyar Olay-Es Gazipari RT, GDS, 144A...................       Hungary            1,339,742           27,732,659
Norsk Hydro AS..............................................        Norway              306,300           12,807,901
Perez Companc SA, B.........................................      Argentina           3,466,500           17,750,965
*Ranger Oil Ltd. ...........................................        Canada               32,600              101,875
*Renaissance Energy Ltd. ...................................        Canada            1,210,200           12,136,316
Repsol SA...................................................        Spain             2,305,800           53,437,548
Shell Transport & Trading Co. PLC...........................    United Kingdom           34,750              288,802
Shell Transport & Trading Co. PLC, ADR......................    United Kingdom          670,000           32,997,500
Total Fina SA, B............................................        France              686,187           91,533,049
                                                                                                      --------------
                                                                                                         252,457,169
                                                                                                      --------------
FINANCIAL SERVICES 3.7%
AXA SA......................................................        France              501,507           69,876,743
Housing Development Finance Corp. Ltd. .....................        India             2,400,000           15,779,310
ICICI Ltd., 144A............................................        India            12,867,916           27,214,903
*ICICI Ltd., ADR, 144A......................................        India             1,676,500           24,728,375
ING Groep NV................................................     Netherlands            895,690           54,049,792

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999 (CONT.)

                                                                   COUNTRY           SHARES               VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
FINANCIAL SERVICES (CONT.)
Mutual Risk Management Ltd. ................................       Bermuda               14,300       $      240,419
Nomura Securities Co. Ltd. .................................        Japan                24,000              433,332
                                                                                                      --------------
                                                                                                         192,322,874
                                                                                                      --------------
FOOD & HOUSEHOLD PRODUCTS 1.0%
Northern Foods PLC..........................................    United Kingdom        2,771,811            4,412,357
Panamerican Beverages Inc., A...............................        Mexico            1,444,100           29,694,306
Tate & Lyle PLC.............................................    United Kingdom        3,088,948           20,267,836
                                                                                                      --------------
                                                                                                          54,374,499
                                                                                                      --------------
FOREST PRODUCTS & PAPER 3.8%
Aracruz Celulose SA, ADR....................................        Brazil            1,233,200           32,371,500
*Asia Pacific Resources International Hldgs. Ltd., A........      Indonesia             103,250              180,688
*Asia Pulp & Paper Co. Ltd., ADR............................      Indonesia             225,100            1,772,663
*Asia Pulp & Paper Co. Ltd., ADR, wts. .....................      Indonesia              37,020               34,706
Assidoman AB................................................        Sweden              260,000            4,233,980
Carter Holt Harvey Ltd. ....................................     New Zealand          3,149,000            4,113,372
Cartiere Burgo SpA..........................................        Italy             1,217,760            8,019,096
Fletcher Challenge Ltd. Forestry Division...................     New Zealand         20,122,398            8,095,725
Fletcher Challenge Paper Ltd. ..............................     New Zealand          2,732,500            1,913,155
Jefferson Smurfit Group PLC.................................    United Kingdom        4,300,000           12,786,657
Metsa Serla OY, B...........................................       Finland            1,418,000           16,488,372
Mitsubishi Paper Mills Ltd. ................................        Japan               122,000              163,566
*PT Inti Indorayon Utama, ADR...............................      Indonesia              29,388               10,286
*PT Tjiwi Kimia TBK.........................................      Indonesia           2,530,782              823,976
*PT Tjiwi Kimia TBK, wts. ..................................      Indonesia             351,495               63,382
Stora Enso OY, R............................................       Finland            1,903,936           32,706,928
Svenska Cellulosa AB, B.....................................        Sweden              613,533           18,178,756
+Unipapel SA................................................        Spain               619,386            5,050,867
UPM-Kymmene Corp. ..........................................       Finland            1,305,000           52,552,099
                                                                                                      --------------
                                                                                                         199,559,774
                                                                                                      --------------
HEALTH & PERSONAL CARE 3.5%
Astrazeneca PLC.............................................    United Kingdom          778,544           32,954,239
Aventis SA..................................................        France            1,567,712           91,067,132
Internatio-Muller NV........................................     Netherlands            429,100            8,985,483
Medeva PLC..................................................    United Kingdom        1,739,171            4,946,815
Nycomed Amersham PLC........................................    United Kingdom        7,558,120           47,076,102
Ono Pharmaceutical Co Ltd. .................................        Japan                 7,000              187,699
                                                                                                      --------------
                                                                                                         185,217,470
                                                                                                      --------------
INDUSTRIAL COMPONENTS
BAE Systems PLC.............................................    United Kingdom          490,930              781,496
Granges AB..................................................        Sweden               11,355              236,980
Sylea SA....................................................        France                2,300              112,302
Weir Group PLC..............................................    United Kingdom           67,900              241,414
                                                                                                      --------------
                                                                                                           1,372,192
                                                                                                      --------------
INSURANCE 3.7%
Ace Ltd. ...................................................       Bermuda            1,018,200           16,991,213
Istituto Nazionale Delle Assicurazioni SpA..................        Italy             6,104,000           16,235,546
Muenchener Rueckversicherungs-Gesellschaft..................       Germany               88,998           22,668,372
*Muenchener Rueckversicherungs-Gesellschaft, wts. ..........       Germany                   19                1,014
Partnerre Ltd. .............................................       Bermuda                3,200              103,800
Skandia Foersaekrings AB....................................        Sweden            1,500,000           45,326,279
XL Capital Ltd., A..........................................       Bermuda              500,400           25,958,250
Zurich Allied AG............................................     Switzerland            114,655           65,373,149
                                                                                                      --------------
                                                                                                         192,657,623
                                                                                                      --------------
LEISURE & TOURISM
Toei Co. Ltd. ..............................................        Japan               110,000              609,287
                                                                                                      --------------

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999 (CONT.)

                                                                   COUNTRY           SHARES               VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
MACHINERY & ENGINEERING 1.8%
CNH Global NV...............................................     Netherlands          3,181,200       $   42,349,725
IHC Caland NV...............................................     Netherlands            175,605            6,408,619
Invensys PLC................................................    United Kingdom        5,602,719           30,151,840
Makita Corp. ...............................................        Japan               740,000            6,662,426
Tata Engineering & Locomotive Co.Telco, GDR, 144A...........        India               200,000            1,060,000
VA Technologie AG...........................................       Austria              118,510            7,814,764
VA Technologie AG, 144A.....................................       Austria               28,000            1,846,371
                                                                                                      --------------
                                                                                                          96,293,745
                                                                                                      --------------
MERCHANDISING 1.2%
Best Denki Co. Ltd. ........................................        Japan             1,125,000           10,569,066
House of Fraser PLC.........................................    United Kingdom        1,750,000            2,092,862
Marks & Spencer PLC.........................................    United Kingdom        3,315,500           15,766,535
Matsuzakaya Co. Ltd. .......................................        Japan             1,656,000            4,942,800
Safeway PLC.................................................    United Kingdom        4,693,700           16,157,184
Somerfield PLC..............................................    United Kingdom        3,110,228            4,498,689
Storehouse..................................................    United Kingdom       13,238,000            9,573,840
                                                                                                      --------------
                                                                                                          63,600,976
                                                                                                      --------------
METALS & MINING 2.8%
Arbed SA....................................................      Luxembourg              3,000              303,232
Boehler-Uddeholm AG.........................................       Austria               22,450            1,035,145
Boehler Uddeholm AG, 144A...................................       Austria               60,750            2,801,117
*Boliden Ltd. ..............................................        Canada                8,089               24,823
Capral Aluminum Ltd. .......................................      Australia             133,000              171,136
Eramet SA...................................................        France                5,400              309,876
Goldfields Ltd. ............................................      Australia           3,072,242            2,198,449
Grupo Mexico SA de CV, B....................................        Mexico            3,400,000           16,847,493
Iluka Resources Ltd. .......................................      Australia           4,870,699           12,918,354
Industrias Penoles SA.......................................        Mexico               33,900               97,675
Pechiney SA, A..............................................        France              568,000           40,571,429
Pohang Iron & Steel Co. Ltd. ...............................     South Korea            205,600           23,500,732
WMC Ltd. ...................................................      Australia           8,198,378           45,210,753
                                                                                                      --------------
                                                                                                         145,990,214
                                                                                                      --------------
MISC MATERIALS & COMMODITIES .1%
Agrium Inc. ................................................        Canada               21,500              169,313
Golden Hope Plantations Bhd. ...............................       Malaysia           1,960,000            1,764,000
Unitor ASA..................................................        Norway              818,735            6,131,698
                                                                                                      --------------
                                                                                                           8,065,011
                                                                                                      --------------
MULTI-INDUSTRY 3.3%
*Alfa SA de CV, A...........................................        Mexico              900,400            4,228,792
*Brierley Investments Ltd. .................................     New Zealand         33,843,199            7,073,212
Broken Hill Proprietary Co. Ltd. ...........................      Australia              26,500              347,962
Cheung Kong Holdings Ltd. ..................................      Hong Kong              50,000              635,171
*DESC SA de CV DESC, B......................................        Mexico              143,000              117,720
Hutchison Whampoa Ltd. .....................................      Hong Kong           5,560,500           80,830,578
Inchcape PLC................................................    United Kingdom           18,833               83,700
Jardine Matheson Holdings Ltd. .............................      Hong Kong           9,786,341           38,558,184
Jardine Strategic Holdings Ltd. ............................      Hong Kong           5,115,130           10,179,109
Next PLC....................................................    United Kingdom           20,400              195,834
Pilkington PLC..............................................    United Kingdom          137,000              184,875
Preussag AG.................................................       Germany                5,036              282,904
Swire Pacific Ltd., A.......................................      Hong Kong           4,993,000           29,482,048
Swire Pacific Ltd., B.......................................      Hong Kong             154,500              136,145
Trelleborg AB, B............................................        Sweden               20,700              186,190
Williams PLC................................................    United Kingdom           52,000              237,827
                                                                                                      --------------
                                                                                                         172,760,251
                                                                                                      --------------

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999 (CONT.)

                                                                   COUNTRY           SHARES               VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
REAL ESTATE .7%
Inversiones y Representacion SA.............................      Argentina           3,065,176       $    9,932,562
Inversiones y Representacion SA, GDR........................      Argentina              25,290              817,973
Taylor Woodrow PLC..........................................    United Kingdom       11,078,810           23,992,122
Union du Credit Bail Immobilier.............................        France                2,100              264,905
Unione Immobiliare SpA......................................        Italy             6,104,000            2,832,925
                                                                                                      --------------
                                                                                                          37,840,487
                                                                                                      --------------
TELECOMMUNICATIONS 14.9%
British Telecommunications PLC..............................    United Kingdom        2,930,000           71,028,007
Cable & Wireless HKT Ltd. ..................................      Hong Kong          14,505,500           41,892,130
*Cable & Wireless Optus Ltd., 144A..........................      Australia          13,200,000           44,108,900
Cia de Telecomunicaciones de Chile SA, ADR..................        Chile             3,415,550           62,333,788
Koninklijke KPN NV..........................................     Netherlands            406,400           39,645,787
Nippon Telegraph & Telephone Corp. .........................        Japan                 2,300           39,389,343
Nokia Corp., A..............................................       Finland              437,800           79,335,548
Nortel Networks Corp. ......................................        Canada                8,160              824,160
Philippine Long Distance Telephone Co., ADR.................     Philippines            709,905           18,368,792
Portugal Telecom SA.........................................       Portugal              36,000              394,684
PT Indosat, ADR.............................................      Indonesia             158,300            3,423,238
*Rostelecom, ADR............................................        Russia              690,000           11,643,750
SK Telecom Co. Ltd., ADR....................................     South Korea            394,549           15,140,807
Telecom Argentina Stet-France Telecom SA, ADR...............      Argentina           1,115,400           38,202,450
Telecom Italia SpA, di Risp.................................        Italy             7,362,000           44,870,178
Telecomunicacoes Brasileiras SA, ADR........................        Brazil                3,200              411,200
Telefonica de Argentina SA, ADR.............................      Argentina           1,534,466           47,376,639
Telefonica del Peru SA, ADR.................................         Peru                19,600              262,150
*Telefonica SA..............................................        Spain             3,525,543           88,023,222
Telefonos de Mexico SA (Telmex), ADR........................        Mexico              794,106           89,336,925
Videsh Sanchar Nigam Ltd. ..................................        India             1,000,000           41,586,207
Videsh Sanchar Nigam Ltd., GDR, 144A........................        India               127,600            3,138,960
                                                                                                      --------------
                                                                                                         780,736,865
                                                                                                      --------------
TEXTILES & APPAREL
Courtaulds Textiles PLC.....................................    United Kingdom        1,500,000            1,587,827
                                                                                                      --------------
TRANSPORTATION 2.1%
Autostrade Concessioni e Costruzioni SpA, A.................        Italy             4,865,000           33,070,049
British Airways PLC.........................................    United Kingdom        4,217,200           27,466,290
Canadian National Railway Co. ..............................        Canada              480,000           12,681,375
Hitachi Zosen Corp. ........................................        Japan               121,000               91,178
Hong Kong Ferry Holdings Co. Ltd. ..........................      Hong Kong              67,000               65,936
Kvaerner ASA, A.............................................        Norway              454,600            9,589,640
Mayne Nickless Ltd., A......................................      Australia           9,050,000           23,349,396
Peninsular & Oriental Steam Navigation Co. .................    United Kingdom           44,980              747,280
Singapore Airlines Ltd. ....................................      Singapore              50,800              576,476
Stolt Nielsen SA, ADR.......................................        Norway                2,000               35,000
                                                                                                      --------------
                                                                                                         107,672,620
                                                                                                      --------------
UTILITIES ELECTRICAL & GAS 6.9%
BG PLC......................................................    United Kingdom        4,429,607           28,402,259
British Energy Ltd. ........................................    United Kingdom        2,422,782           13,948,900
*Centrais Geradoras Do Sul Do Brasil SA, ADR................        Brazil              117,000              592,610
Centrica PLC................................................    United Kingdom        5,833,935           16,876,616
*CEZ AS.....................................................    Czech Republic        5,287,293           13,068,718
Endesa SA, Br. .............................................        Spain             1,567,200           31,097,868
Evn AG......................................................       Austria               88,671           13,390,365
Gener SA, ADR...............................................        Chile               840,000           13,020,000
Guangdong Electric Power Development Co Ltd., B, 144A.......        China             2,455,129            1,143,316
Hong Kong Electric Holdings Ltd. ...........................      Hong Kong           8,563,300           26,768,919
Iberdrola SA, Br. ..........................................        Spain             3,027,029           41,932,869
Korea Electric Power Corp. .................................     South Korea            639,410           19,821,428
National Power PLC..........................................    United Kingdom        4,069,416           23,412,770

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999 (CONT.)

                                                                   COUNTRY           SHARES               VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
UTILITIES ELECTRICAL & GAS (CONT.)
Nova Chemicals..............................................        Canada               37,960       $      733,103
Shandong Huaneng Power Development Co. Ltd., ADR............        China             5,682,965           24,507,787
Thames Water Group PLC......................................    United Kingdom        3,152,655           38,900,595
Veba AG.....................................................       Germany            1,073,700           52,425,702
                                                                                                      --------------
                                                                                                         360,043,825
                                                                                                      --------------
TOTAL COMMON STOCKS (COST $3,027,793,853)...................                                           4,549,239,043
                                                                                                      --------------
PREFERRED STOCKS 5.5%
ABN Amro Holdings NV, cvt. pfd. ............................     Netherlands            457,188           42,575,142
Banco Bradesco SA, pfd. ....................................        Brazil        3,586,486,932           28,132,034
*Banco Bradesco SA, rts., pfd. .............................        Brazil          232,885,274              924,322
Banco Itau SA, pfd. ........................................        Brazil          540,250,000           46,354,138
Embratel Participacoes SA, ADR, pfd. .......................        Brazil            1,146,400           31,239,400
News Corp. Ltd., pfd. ......................................      Australia           5,534,958           47,419,761
Tele Celular Sul Participacoes SA, ADR, pfd. ...............        Brazil              112,980            3,587,115
Tele Centro Oeste Celular Participacoes SA, ADR, pfd. ......        Brazil              376,596            2,447,874
Tele Centro Sul Participacoes SA, ADR, pfd. ................        Brazil              225,960           20,505,870
Tele Leste Celular Participacoes SA, ADR, pfd. .............        Brazil               22,596              960,330
Tele Nordeste Celular Participacoes SA, ADR, pfd. ..........        Brazil               56,490            2,852,745
Tele Norte Celular Participacoes SA, ADR, pfd. .............        Brazil               22,596              970,216
Tele Sudeste Celular Participacoes SA, ADR, pfd. ...........        Brazil              225,960            8,770,073
Telemig Celular Participacoes SA, ADR, pfd. ................        Brazil               56,490            2,609,132
Telesp Celular Participacoes SA, ADR, pfd. .................        Brazil              451,920           19,150,110
Telesp Participacoes SA, ADR, pfd. .........................        Brazil            1,139,700           27,851,419
Volkswagen AG, pfd. ........................................       Germany                1,900               61,210
                                                                                                      --------------
TOTAL PREFERRED STOCKS (COST $192,184,609)..................                                             286,410,891
                                                                                                      --------------
                                                                                    PRINCIPAL
                                                                                    AMOUNT**
                                                                                    --------
BONDS 2.8%
BG Transco Holdings PLC:
  FRN, 7.057%, 12/14/09.....................................    United Kingdom          635,626GBP         1,033,559
  FRN, 4.186% 12/14/22......................................    United Kingdom          635,626GBP         1,024,673
  7.00%, 12/16/24...........................................    United Kingdom          635,626GBP           998,067
Government of Australia, 7.50%, 7/15/05.....................      Australia          75,100,000AUD        51,007,042
Government of New Zealand, 7.00%, 7/15/09...................     New Zealand         90,000,000NZD        46,011,176
United Kingdom, 7.25%, 12/07/07.............................    United Kingdom       27,000,000GBP        47,639,551
                                                                                                      --------------
TOTAL BONDS (COST $148,175,815).............................                                             147,714,068
                                                                                                      --------------
SHORT TERM INVESTMENTS (COST $274,171,709) 5.2%
U.S. Treasury Bills, 4.65% to 5.48%, with maturities to
  5/25/00...................................................    United States       277,507,000          274,276,961
                                                                                                      --------------
TOTAL INVESTMENTS (COST $3,642,325,986) 100.2%..............                                           5,257,640,963
OTHER ASSETS, LESS LIABILITIES (.2%)........................                                              (9,756,742)
                                                                                                      --------------
TOTAL NET ASSETS 100.0%.....................................                                          $5,247,884,221
                                                                                                      --------------
                                                                                                      --------------

CURRENCY ABBREVIATIONS:

AUD  -- Australian Dollar
GBP  -- British Pound
NZD  -- New Zealand Dollar

*Non-income producing.
**Securities denominated in U.S. dollars unless otherwise indicated.
+The Investment Company Act of 1940 defines "affiliated persons" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in affiliated companies at December 31, 1999 were $5,050,867.
                       See Notes to Financial Statements.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

Assets:
 Investments in securities, at value (cost
  $3,642,325,986)...........................................  $5,257,640,963
 Receivables:
  Capital shares sold.......................................      16,472,628
  Dividends and interest....................................      14,849,372
                                                              --------------
     Total assets...........................................   5,288,962,963
                                                              --------------
Liabilities:
 Payables:
  Capital shares redeemed...................................      12,077,780
  To affiliates.............................................       3,366,956
 Funds advanced by custodian................................      21,586,310
 Deferred tax liability (Note 1d)...........................       3,014,225
 Accrued expenses...........................................       1,033,471
                                                              --------------
     Total liabilities......................................      41,078,742
                                                              --------------
Net assets, at value........................................  $5,247,884,221
                                                              --------------
                                                              --------------
Net assets consist of:
 Undistributed net investment income........................  $      116,183
 Net unrealized appreciation................................   1,612,349,598
 Accumulated net realized gain..............................      28,930,077
 Capital shares.............................................   3,606,488,363
                                                              --------------
Net assets, at value........................................  $5,247,884,221
                                                              --------------
                                                              --------------
PRIMARY SHARES:
 Net asset value per share ($5,247,862,170 / 243,727,915
   shares outstanding)......................................          $21.53
                                                              --------------
                                                              --------------
SERVICE SHARES:
 Net asset value per share ($22,051 / 1,024 shares
   outstanding).............................................          $21.53
                                                              --------------
                                                              --------------

                       See Notes to Financial Statements.
 14

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

Investment Income:
 (net of foreign taxes of $10,599,391)
 Dividends..................................................    $104,372,958
 Interest...................................................      22,243,576
                                                                ------------
      Total investment income...............................                       $  126,616,534
Expenses:
 Management fees (Note 3)...................................      32,611,710
 Administrative fees (Note 3)...............................       3,896,265
 Transfer agent fees (Note 3)...............................          36,200
 Custodian fees.............................................       1,873,400
 Reports to shareholders....................................          57,000
 Registration and filing fees...............................         191,200
 Professional fees..........................................         118,300
 Directors' fees and expenses...............................         176,300
 Other......................................................          67,814
                                                                ------------
      Total expenses........................................                           39,028,189
                                                                                   --------------
            Net investment income...........................                           87,588,345
                                                                                   --------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................     171,226,106
  Foreign currency transactions.............................      (1,672,571)
                                                                ------------
      Net realized gain.....................................                          169,553,535
 Net unrealized appreciation (depreciation) on:
  Investments...............................................     898,486,095
  Deferred taxes (Note 1d)..................................      (3,014,225)
  Translation of assets and liabilities denominated in
    foreign currencies......................................         (21,185)
                                                                ------------
      Net unrealized appreciation...........................                          895,450,685
                                                                                   --------------
Net realized and unrealized gain............................                        1,065,004,220
                                                                                   --------------
Net increase in net assets resulting from operations........                       $1,152,592,565
                                                                                   --------------
                                                                                   --------------

                       See Notes to Financial Statements.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                     1999              1998
                                                                     ----------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................    $   87,588,345    $  100,751,153
  Net realized gain from investments and foreign currency
   transactions.............................................       169,553,535       210,476,058
  Net unrealized appreciation on investments, deferred
   taxes, and translation of assets and liabilities
   denominated in foreign currencies........................       895,450,685        69,995,443
                                                                --------------------------------
    Net increase in net assets resulting from operations....     1,152,592,565       381,222,654
 Distributions to shareholders from:
  Net investment income:
   Primary Shares...........................................       (89,589,385)      (95,131,004)
   Service Shares...........................................              (378)               --
  Net realized gains:
   Primary Shares...........................................      (151,647,099)     (213,861,645)
   Service Shares...........................................              (619)               --
 Capital share transactions (Note 2):
   Primary Shares...........................................      (215,154,150)      773,427,138
   Service Shares...........................................            20,000                --
                                                                --------------------------------
    Net increase in net assets..............................       696,220,934       845,657,143
Net assets:
 Beginning of year..........................................     4,551,663,287     3,706,006,144
                                                                --------------------------------
 End of year................................................    $5,247,884,221    $4,551,663,287
                                                                --------------------------------
                                                                --------------------------------
Undistributed net investment income included in net assets:
 End of year................................................    $      116,183    $    4,984,472
                                                                --------------------------------
                                                                --------------------------------

                       See Notes to Financial Statements.
 16

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Foreign Equity Series (the Fund) is a separate, diversified series of Templeton Institutional Funds, Inc. (the Company), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital growth. Under normal conditions, the Fund invests primarily in the equity securities of companies located outside the United States, including emerging markets. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of the net assets of each class.

Common expenses incurred by the Company are allocated among the funds comprising the Company based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

d. DEFERRED TAXES:

Deferred taxes are recorded for estimated tax liabilities inherent in certain of the Fund's foreign portfolio securities which may arise from subsequent sales of those securities and asset repatriations from countries that impose such taxes.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Notes to Financial Statements (continued)

2. CAPITAL STOCK

The Fund offers two classes of shares: Primary shares and Service shares. The shares differ by distribution fees and voting rights on matters affecting a single class and the exchange privilege of each class.

At December 31, 1999, there were 1.14 billion shares authorized ($0.01 par value), of which 455 million and 100 million were designated as Primary shares and Service shares, respectively. Transactions in the Fund's shares were as follows:

                                                                                  YEAR ENDED DECEMBER 31,
                                                           ----------------------------------------------------------------------
                                                                        1999                                    1998
                                                           ----------------------------------------------------------------------
                                                              SHARES           AMOUNT                SHARES           AMOUNT
                                                           ----------------------------------------------------------------------
PRIMARY SHARES:
Shares sold..............................................   107,154,380    $ 2,067,120,582          94,164,555    $ 1,756,499,486
Shares issued on reinvestment of distributions...........    10,874,808        220,380,537          16,340,500        278,597,990
Shares redeemed..........................................  (130,611,950)    (2,502,655,269)        (67,623,948)    (1,261,670,338)
                                                           ----------------------------------------------------------------------
Net increase (decrease)..................................   (12,582,762)   $  (215,154,150)         42,881,107    $   773,427,138
                                                           ----------------------------------------------------------------------
                                                           ----------------------------------------------------------------------

                                                                     YEAR ENDED
                                                                 DECEMBER 31, 1999+
                                                           -------------------------------
                                                              SHARES           AMOUNT
                                                           -------------------------------
SERVICE SHARES:
Shares sold..............................................      1,024          $20,000
                                                           -------------------------------
Net increase.............................................      1,024          $20,000
                                                           -------------------------------
                                                           -------------------------------

+Effective date of Services Shares was May 3, 1999.

Templeton Global Investors, Inc., a subsidiary of Franklin Resources, is the record owner of 100% of the Fund's Service shares as of December 31, 1999.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Company are also officers or directors of Templeton Investment Counsel, Inc. (TICI), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to TICI of 0.70% per year of the average daily net assets of the Fund. The Fund pays its allocated share of an administrative fee to FT Services based on the Company's aggregate average daily net assets as follows:

ANNUALIZED
FEE RATE                   AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

TICI and FT Services have agreed in advance to limit total expenses of the Fund to an annual rate of 1.00% of average daily net assets through April 30, 2000. For the year ended December 31, 1999, no reimbursement was necessary under the agreement.

The Fund reimburses Distributors up to .35% per year of the average daily net assets of Service shares, for costs incurred in marketing the Fund's Service shares.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Notes to Financial Statements (continued)

4. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

At December 31, 1999, the net unrealized appreciation based on the cost of investments for income tax purposes of $3,643,029,380 was as follows:

Unrealized appreciation.....................................  $1,989,766,266
Unrealized depreciation.....................................    (375,154,683)
                                                              --------------
Net unrealized appreciation.................................  $1,614,611,583
                                                              ==============

Net investment income and net realized capital gains differ for financial statement and tax purposes primarily due to differing treatments of passive foreign investment companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 1999 aggregated $460,117,676 and $681,291,829 respectively.

6. CREDIT FACILITY

Certain Franklin Templeton Funds, including Foreign Equity Series, are participants in a $750 million senior unsecured credit agreement for temporary borrowing purposes. The termination date of the agreement is March 1, 2000. Interest is calculated on the Fund's borrowings at market rates. At December 31, 1999, the Fund had not utilized this credit facility.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
INDEPENDENT AUDITOR'S REPORT
To the Board of Directors and Shareholders of Templeton Institutional Funds, Inc. - Foreign Equity Series

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Foreign Equity Series at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1999 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above. The financial statements for the year ended December 31, 1998 including the financial highlights for each of the four years in the period then ended were audited by other independent accountants whose report dated January 28, 1999 expressed an unqualified opinion on those financial statements.

PricewaterhouseCoopers LLP

Ft. Lauderdale, Florida
January 28, 2000

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
CHANGE IN INDEPENDENT AUDITOR

On August 13, 1999, McGladrey & Pullen, LLP (McGladrey) resigned as independent auditors of the Fund. McGladrey resigned pursuant to their agreement to sell their investment company practice to PricewaterhouseCoopers LLP (PwC). The McGladrey partners and professionals previously serving the Fund, have joined PwC and performed the December 31, 1999 audit.

None of the reports of McGladrey on the financial statements of the Fund, including those of the past two fiscal years have ever contained an adverse opinion or a disclaimer of opinion, or was qualified or modified as to uncertainty, audit scope or accounting principles.

During the period McGladrey served the Fund, including the two most recent fiscal years and subsequent interim period, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report.

On October 21, 1999, the Fund, with the approval of its Board of Directors and its Audit Committee, engaged PwC as its independent auditors.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Tax Designation

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby designates $161,066,374 as a capital gain dividend for the fiscal year ended December 31, 1999.

At December 31, 1999, more than 50% of the Templeton Foreign Equity Series Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the fund on these investments. The Fund intends to make an election under Section 853 of the Internal Revenue Code. This election will allow shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them.

The following table provides a breakdown by country of foreign source income and foreign taxes, as designated by the Fund, to Primary shares and Service shares shareholders in December 1999.

                                              PRIMARY                              SECONDARY
                                 ------------------------------------------------------------------------
                                  FOREIGN TAX       FOREIGN SOURCE      FOREIGN TAX       FOREIGN SOURCE
           COUNTRY               PAID PER SHARE    INCOME PER SHARE    PAID PER SHARE    INCOME PER SHARE
---------------------------------------------------------------------------------------------------------
Argentina....................       $ 0.0000           $0.0146            $ 0.0000           $0.0146
Australia....................        (0.0021)           0.0034             (0.0021)           0.0034
Austria......................         0.0006            0.0029              0.0006            0.0029
Belgium......................         0.0001            0.0005              0.0001            0.0005
Bermuda......................         0.0000            0.0041              0.0000            0.0041
Brazil.......................         0.0040            0.0221              0.0040            0.0221
Canada.......................         0.0015            0.0079              0.0015            0.0079
Chile........................         0.0012            0.0026              0.0012            0.0026
China........................         0.0000            0.0089              0.0000            0.0089
Denmark......................         0.0000            0.0001              0.0000            0.0001
Finland......................         0.0033            0.0161              0.0033            0.0161
France.......................         0.0039            0.0227              0.0039            0.0227
Germany......................         0.0017            0.0128              0.0017            0.0128
Hong Kong....................         0.0000            0.0291              0.0000            0.0291
Hungary......................         0.0004            0.0016              0.0004            0.0016
India........................         0.0000            0.0106              0.0000            0.0106
Indonesia....................         0.0001            0.0003              0.0001            0.0003
Ireland......................         0.0001            0.0010              0.0001            0.0010
Italy........................         0.0022            0.0121              0.0022            0.0121
Japan........................         0.0010            0.0048              0.0010            0.0048
Malaysia.....................         0.0001            0.0003              0.0001            0.0003
Mexico.......................         0.0004            0.0059              0.0004            0.0059
Netherlands..................         0.0033            0.0263              0.0033            0.0263
New Zealand..................         0.0003            0.0014              0.0003            0.0014
Norway.......................         0.0006            0.0030              0.0006            0.0030
Philippines..................         0.0003            0.0011              0.0003            0.0011
Portugal.....................         0.0003            0.0016              0.0003            0.0016
Singapore....................         0.0008            0.0024              0.0008            0.0024
South Korea..................         0.0004            0.0018              0.0004            0.0018
Spain........................         0.0028            0.0150              0.0028            0.0150
Sweden.......................         0.0037            0.0200              0.0037            0.0200
Switzerland..................         0.0023            0.0114              0.0023            0.0114
United Kingdom...............         0.0102            0.0869              0.0102            0.0869
                                 ------------------------------------------------------------------------
TOTAL........................       $ 0.0435           $0.3553            $ 0.0435           $0.3553
                                 ------------------------------------------------------------------------
                                 ------------------------------------------------------------------------

In January 2000, shareholders will receive Form 1099-DIV which will include their share of taxes withheld and foreign source income distributed during the calendar year 1999. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

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

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
This report must be preceded or accompanied by the current prospectus of the Templeton Institutional Funds, Inc. Foreign Equity Series, which contains more complete information, including risk factors, charges, and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political, and other factors, as well as investment decisions by the manager, which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be determined by the presence of a regular beeping tone.



























                                                          Principal Underwriter:

                                                              FRANKLIN TEMPLETON
                                                              DISTRIBUTORS, INC.
                                                            100 Fountain Parkway
                                                                  P.O. Box 33030
                                              St. Petersburg, Florida 33733-8030

                                          Institutional Services: 1-800-321-8563
                                                Fund Information: 1-800-362-6243



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